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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-00734

                             VAN KAMPEN HARBOR FUND
               (Exact name of registrant as specified in charter)

             522 Fifth Avenue, New York, New York         10036
            (Address of principal executive offices)   (Zip code)

                           Stefanie V. Chang Yu, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 12/31

Date of reporting period: 7/1/08-6/30/09

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-00734
Reporting Period: 07/01/2008 - 06/30/2009
Van Kampen Harbor Fund









============================ VAN KAMPEN HARBOR FUND ============================


KEYCORP

Ticker:       KEY            Security ID:  493267405
Meeting Date: MAY 21, 2009   Meeting Type: Annual
Record Date:  MAR 24, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amendment to Articles and Regulations   For       For          Management
      to Revise the Voting Rights of the
      Preferred Stock


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LEGG MASON, INC.

Ticker:       LM             Security ID:  524901303
Meeting Date: JUL 22, 2008   Meeting Type: Annual
Record Date:  MAY 23, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Dennis R. Beresford      For       Did Not Vote Management
1.2   Elect Director W. Allen Reed            For       Did Not Vote Management
1.3   Elect Director Roger W. Schipke         For       Did Not Vote Management
1.4   Elect Director Nicholas J. St.George    For       Did Not Vote Management
1.5   Elect Director Mark R. Fetting          For       Did Not Vote Management
1.6   Elect Director Scott C. Nuttall         For       Did Not Vote Management
2     Ratify Auditors                         For       Did Not Vote Management
3     Require Independent Board Chairman      Against   Did Not Vote Shareholder
4     Advisory Vote to Ratify Named Executive Against   Did Not Vote Shareholder
      Officers' Compensation

========== END NPX REPORT
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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Harbor Fund


By (Signature and Title)*               /s/ Edward C. Wood III
                                        ----------------------------------------
                                        Edward C. Wood III
                                        President and Principal Executive
                                        Officer -- Office of the Funds

Date August 28, 2009

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*    Print the name and title of each signing officer under his or her signature.